Dec. 31, 2024
Virtus Westchester Event-Driven Fund
Virtus Westchester Event-Driven Fund
Investment Objective

The fund seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 42 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Westchester Event-Driven Fund	Class A Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Westchester Event-Driven Fund		Class A Shares	Class I Shares
Management Fees		1.20%	1.20%
Distribution and/or Service (12b-1) Fees		0.25%	none
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short		0.02%	0.02%
Remaining Other Expenses		0.35%	0.33%
Total Other Expenses		0.37%	0.35%
Acquired Fund Fees and Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	1.95%	1.68%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.10%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.85%	1.60%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2026. Prior to April 30, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus Westchester Event-Driven Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 728	$ 163
3 Years	1,119	522
5 Years	1,536	905
10 Years	$ 2,692	$ 1,980

Expense Example, No Redemption - Virtus Westchester Event-Driven Fund - USD ($)	Class A Shares	Class I Shares
1 Year	$ 728	$ 163
3 Years	1,119	522
5 Years	1,536	905
10 Years	$ 2,692	$ 1,980

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Principal Investment Strategies

The fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, equity and/or debt securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the subadviser may use on behalf of the fund are the following strategies. The fund may use some, none or all of these strategies at any one time, and there is no limit on the percentage of the fund’s assets that may be invested in any single type of strategy or investment.

▪ Merger-Arbitrage Strategy: The fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the fund’s potential profit on such an investment. The fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. (To sell a security short, the fund may borrow the security from a broker or other counterparty and sell it to a third party. The fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) The success of the merger-arbitrage strategy depends on, among other things, the subadviser’s correct evaluation of the outcome of the event-driven opportunity because the subadviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover or other reorganization.

▪ Special Situations Strategy: The fund may invest in the securities of issuers based upon the expectation of the subadviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the fund may seek to use such strategies independently.

▪ Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the subadviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the fund established its positions. Another example might involve the fund purchasing one class of common stock while selling short a different class of common stock of the same issuer.

▪ Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The fund may also invest in other special situations, such as initial public offerings, in privately-placed securities of issuers, including those the subadviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer. The fund may also invest in issuers to capture special dividends or other distributions.

▪ Distressed/Restructuring Strategies: The fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings. The fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

▪ Option Income Strategies: The fund may sell, or “write,” call options on its portfolio securities. The fund may also write call options on one or more baskets of stocks, such as the S&P 500® Index or an industry sub-group of the S&P 500® Index. The options written by the fund are considered “covered” if the fund owns the stocks or baskets of stocks against which the options are written. The subadviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the fund’s portfolio securities may occur at any time or not at all. The subadviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The fund may sell call options on substantially all of its portfolio securities.

The fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the subadviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the subadviser may buy put options and sell call options against a long stock position.

▪ Investments in SPACs: The fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the fund that may be invested in SPACs and, at times, the fund has had as much as 40% or more of its investment exposure to SPACs and may have that amount or more invested in SPACs in the future. Although the fund’s allocation to different investment strategies and investment types changes over time, the fund may continue to have a significant percentage of its assets invested in SPACs.

▪ Additional Event-Driven Strategies. In addition to the above strategies, the fund’s Adviser may invest in other investments or utilize other strategies. For example, the fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

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In implementing the fund’s investment strategies, the fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the fund’s investment objective and strategies, the fund may invest in U.S. and foreign securities without limit.

The fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The fund may invest in non-investment-grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the subadviser to generate income, to diversify the fund’s investments or for other investing purposes.

The fund may enter into derivative transactions and purchase or sell other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The subadviser may seek to hedge the fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options. A put option gives the fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the fund may invest in interest rate swaps, total return swaps, or futures contracts where the subadviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the fund’s investment or risk exposure, and (iv) the fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The fund may invest in other investment companies, including ETFs, closed-end funds and open-end mutual funds, among others. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the fund’s cash position. In addition, the fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the fund’s principal investment strategies. For example, the fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) the credit quality and duration limits applicable to money market funds under applicable law.

The fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the subadviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the fund is so invested, its investment returns may be lower than if it were not so invested, and the fund may not achieve its investment objective.

In making investments for the fund, the subadviser is generally guided by the following considerations:

▪ before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;

▪ in deciding whether or to what extent to invest, the subadviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and

▪ the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis. The fund may also loan portfolio securities to earn income.

The fund’s holdings may be adjusted at any time. The subadviser may sell securities at any time, including if the subadviser’s evaluation of the risk/ reward ratio is no longer favorable, in order to take advantage of what the subadviser considers to be a better investment opportunity, when the subadviser believes the investment no longer represents a relatively attractive investment opportunity, or when the subadviser perceives deterioration in the credit fundamentals of the issuer.

Principal Risks
Risk Table - Virtus Westchester Event-Driven Fund	Risk [Text Block]
Principal Risks

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below. Although all of the following are principal risks of investing in the fund and could adversely affect the fund’s net asset value (“NAV”) and performance, an investment in the fund is particularly subject to Merger-Arbitrage and Event-Driven Risk..

Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Merger-Arbitrage and Event-Driven Risk

> Merger-Arbitrage and Event-Driven Risk: Merger-arbitrage and event-driven investing involves the risk that the subadviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the fund’s return on the investment will be negative, or that the expected event may be delayed or completed on terms other than those originally proposed, which may cause the fund to lose money or fail to achieve a desired rate of return.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Short Sales Risk

> Short Sales Risk: Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the fund covers its short position, the fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Portfolio Turnover Risk

> Portfolio Turnover Risk: The frequency of the fund’s transactions will vary from year to year, though merger-arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in increased distributions of taxable capital gains to fund shareholders, including short-term capital gains taxable to shareholders at ordinary income rates, when fund shares are held in a taxable account. Higher costs associated with increased portfolio turnover reduce the fund’s performance. The fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Hedging Transactions Risk

> Hedging Transactions Risk: The subadviser may not correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, which may prevent the fund from achieving the intended hedge or expose the fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Special Purpose Acquisition Companies Risk

> Special Purpose Acquisition Companies Risk: The fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Convertible Securities Risk

> Convertible Securities Risk: The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Distressed Securities Risk

> Distressed Securities Risk: Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Exchange-Traded Funds (ETFs) Risk

> Exchange-Traded Funds (ETFs) Risk: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.

High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”) Risk

> High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”) Risk: Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Lower rated issuers are more likely to default and their securities could become worthless.

Large Shareholder Risk

> Large Shareholder Risk: Certain account holders, including funds or accounts over which a fund's adviser or subadviser (or one of their affiliates)has investment discretion, may from time to time own or control a significant percentage of the fund’s shares. The fund is subject to the risk that a redemption by large shareholders of all or a portion of their fund shares or a purchase of fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the adviser or subadviser(or one of their affiliates), will adversely affect the fund’s performance if it is forced to sell portfolio securities or invest cash when the fund’s subadviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the fund. Redemptions of a large number of shares may affect the liquidity of the fund’s portfolio, increase the fund’s transaction costs and/or lead to the liquidation of the fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Legal and Regulatory Risk

> Legal and Regulatory Risk: Legal, tax and regulatory changes could occur and may adversely affect the fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the U.S. Commodity Futures Trading Commission (“CFTC”), the SEC, the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statutes and regulations governing mergers, takeovers or potential monopolies or anti-competitive practices. Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail the fund’s ability to use derivative and other instruments and that may require the fund to change how it has been managed historically. The fund and its agents continue to evaluate these measures, and there can be no assurance that they will not adversely affect the fund and its performance.

Leverage Risk

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Limited Voting Rights Risk	> Limited Voting Rights Risk: Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.
Liquidity Risk	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Long-Term Maturities/Durations Risk	> Long-Term Maturities/Durations Risk: Debt instruments with longer maturities or durations may experience greater price fluctuations than instruments having shorter maturities or durations.
Management Risk

> Management Risk: The success of any strategy employed by the subadviser will depend upon, among other things, the subadviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.

Mutual Fund Investing Risk

> Mutual Fund Investing Risk: The fund’s performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the fund’s investment in other funds will cost shareholders more than direct investments would have cost.

Options Risk

> Options Risk: When the fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. In addition, the fund may earn premiums from writing call options. For shareholders who hold fund shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable to shareholders as ordinary income when distributed to them.

Prepayment/Call Risk

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Sector Focused Investing Risk

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Small and Medium Market Capitalization Companies Risk

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and the ICE BofA US Treasury Bill 3 Month Index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q4:	10.46%	Worst Quarter:	2020, Q1:	-12.72%

Average Annual Total Returns (for the periods ended 12/31/24)
Average Annual Total Returns - Virtus Westchester Event-Driven Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	(2.65%)	1.47%		3.40%	Mar. 22, 2017
Class I Shares	Return Before Taxes	3.26%	2.87%	3.58%
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	2.01%	1.60%	2.45%
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.26%	1.77%	2.35%
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%	1.23%	Mar. 22, 2017
ICE BofA US Treasury Bill 3 Month Index	ICE BofA US Treasury Bill 3 Month Index	5.25%	2.46%	1.77%	2.22%	Mar. 22, 2017

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

ICE BofA US Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total-return basis, is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.